Related p	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related p

Note 3 – Related party transactions

AFH Holdings and Advisory, LLC advisory agreement

On December 19, 2022, the Company entered into an advisory agreement with AFH Holdings and Advisory, LLC, an affiliate to assist the Company in connection with its intent to affect a public listing. AFH was retained to assist the Company with investor presentations and decks, coordinate the retention of an investment banker for an initial public offering, identify legal and accounting professionals to assist in connection with such public offering, identify investor relations/public relations firms, advise on private capital markets activities prior to the initial public offering and coordinate the closing process for the offering.

On July 12, 2024, the Company amended the AFH advisory agreement section to allow for an upfront payment on the Listing Date of $2,500,000 and the remaining amount of the fee to be paid in equal monthly instalments for one year. AFH was paid a fee of $500,000 for the amendment.

On March 26, 2025, and as a result of the listing of the Company on Nasdaq, the Company incurred $11,328,565 for the fee earned in accordance with the AFH advisory agreement which was recorded as advisory fee expense in the condensed consolidated statement of operations. In accordance with the amendment, the Company paid $2,500,000 of such fee on March 26, 2025. The remaining balance of $8,828,565 is payable in 12 equal monthly installments commencing in April 2025. As of September 30, 2025, the remaining outstanding accrued advisory fee totaled $3,675,569 recorded on the condensed consolidated balance within accrued advisory fee – related party.

In addition, the Company agreed to retain AFH as an exclusive advisor to the Company on all financing and mergers and acquisitions for a period of two (2) years from the closing of the private securities offering.

Transactions with USC

The Company maintains a license agreement with USC, under which the Company will pay USC an annual patent maintenance fee of $20,000 and nonrefundable earned royalties of 4% on Net Sales (as defined in the Amended Agreement) of Licensed Products covered by the licensed patents in all countries in which the manufacture, use, sale, offer for sale, or import of such Licensed Products, as such capitalized terms are defined in the Amended Agreement. To date, no sales have been made using Licensed Products, and no royalties are due to USC. In addition, the Company will assume responsibility for patent-related costs.

The Company also utilizes laboratory and patent maintenance services from USC. The Company incurred $382 and $184,449 and $98,543 and $382,858 related to such services for the three and nine months ended September 30, 2025 and 2024, respectively, of which $382, $164,449 and $98,543 and $362,858 are recorded within research and development expenses and $0, $20,000 and $0 and $20,000 are recorded within general administrative expenses on the condensed consolidated statements of operations. At September 30, 2025 and December 31, 2024, the Company has outstanding payables to USC for such services of $499,607 and $272,328 respectively, which is included in accounts payable - related parties in the accompanying consolidated balance sheets.

Accrued compensation

The amount accrued for the management team, including related payroll taxes, was $255,099 and $734,874 as September 30, 2025 and December 31, 2024, respectively.